Derivative Liability	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Derivative Liability

5. Derivative Liability

The Company records the fair value of the reset provision of its exercise price of share purchase warrants in accordance with ASC 815, Derivatives and Hedging. The fair value of the derivative liability is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statement of operations.

During the year ended December 31, 2011, the Company issued warrants with an exercise price of $0.10 per share until July 14, 2014, and the reset provision allows for the exercise price to be reset to a value equal to a future issuance of common shares, stock options, warrants, or other equity instrument if the issuance or exercise price is less than $0.10 per share. The Company uses a Black-Scholes model to fair value the derivative liability associated with the reset provision. As the warrants expired unexercised on July 14, 2014, the Company removed the derivative liability and recognized a gain of $127,451. As at December 31, 2014, the Company recorded a derivative liability of $nil (2013 - $127,451). During the year ended December 31, 2014, the Company recorded a gain on fair value of derivatives of $127,451 (2013 – loss of $100,824).

During the year ended December 31, 2014, the Company issued convertible debentures with a variable exercise price based on future market rates. The Company uses a multi-nominal lattice model to fair value the derivative liability associated with the variable exercise price. As at December 31, 2014, the Company recorded a derivative liability of $237,061 (2013 - $nil). During the year ended December 31, 2014, the Company recorded a loss on fair value of derivatives of $172,657 (2013 – $nil).

The following inputs and assumptions were used to value the secured convertible debentures and warrants outstanding during the year ended December 31, 2014:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

Warrants
As at July 14, 2011 (issuance date)	270%	1.0%	0%	3.00
As at December 31, 2012	288%	1.0%	0%	1.53
As at December 31, 2013	316%	1.0%	0%	0.53
As at December 31, 2014	—	—	—	—

Convertible Debentures

January 10, 2014 convertible debenture:
As at January 10, 2014 (date of issuance)	248%	0.12%	0%	0.76
As at July 18, 2014 (date of conversion)	244%	0.02%	0%	0.24
As at July 24, 2014 (date of conversion)	235%	0.03%	0%	0.23
As at December 31, 2014	—	—	—	—

March 19, 2014 convertible debenture:
As at March 19, 2014 (date of issuance)	233%	0.15%	0%	0.77
As at September 25, 2014 (date of conversion)	241%	0.01%	0%	0.25
As at October 6, 2014 (date of conversion)	220%	0.02%	0%	0.22
As at October 13, 2014 (date of conversion)	245%	0.01%	0%	0.20
As at December 31, 2014	—	—	—	—

May 14, 2014 convertible debenture:
As at May 14, 2014 (date of issuance)	207%	0.10%	0%	0.76
As at November 21, 2014 (date of conversion)	254%	0.01%	0%	0.24
As at November 25, 2014 (date of conversion)	236%	0.02%	0%	0.23
As at December 4, 2014 (date of conversion)	253%	0.02%	0%	0.20
As at December 31, 2014	—	—	—	—

June 16, 2014 convertible debenture:
As at June 16, 2014 (date of issuance)	194%	0.11%	0%	0.75
As at December 18, 2014 (date of conversion)	261%	0.04%	0%	0.25
As at December 29, 2014 (date of conversion)	268%	0.03%	0%	0.22
As at December 31, 2014	249%	0.04%	0%	0.21

July 9, 2014 convertible debenture:
As at July 9, 2014 (date of issuance)	202%	0.11%	0%	0.76
As at December 31, 2014	260%	0.04%	0%	0.28

October 24, 2014 convertible debenture:
As at October 24, 2014 (date of issuance)	222%	0.11%	0%	0.76
As at December 31, 2014	247%	0.12%	0%	0.57

A summary of the activity of the derivative liability is shown below:

$
Balance at December 31, 2012	26,627
Derivative due to mark to market adjustment	100,824
Balance at December 31, 2013	127,451
Derivative loss due to new issuances	122,265
Debt discount	261,000
Reclass to share capital	(196,597)
Derivative due to mark to market adjustment	(77,058)
Balance at December 31, 2014	237,061